U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

July 1, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	The Wall Street Fund, Inc. (the “Fund”)
Securities Act Registration No.: 002-10822
Investment Company Registration No.: 811-00515

Dear Sir or Madam:

Pursuant to Section 14(a) of the Securities Exchange Act of 1934, transmitted herewith by the Fund is a Preliminary Proxy Statement on Schedule 14A.  The purpose of the proxy statement is the reorganization of the Fund, an open-end registered investment company, into the Wall Street EWM Funds Trust.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5384.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo
For U.S. Bancorp Fund Services, LLC

Enclosures